Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Intermediate Bond Portfolio
Entity Central Index Key	0000002646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000023849
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class ADV
Trading Symbol	IIBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
AssetsNet	$ 2,261,815,576
Holdings Count | Holding	2,122
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,261,815,576 # of Portfolio Holdings2,122 Portfolio Turnover Rate72%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Municipal Bonds	0.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	13.5%
Mutual Funds	14.1%
U.S. Government Agency Obligations	19.9%
Corporate Bonds/Notes	26.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	4.4%
Voya VACS Series EMHCD Fund	4.4%
Voya VACS Series HYB Fund	3.0%
Voya VACS Series EMCD Fund	2.3%
Uniform Mortgage-Backed Securities, 5.000%, 10/01/52	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 08/15/54	1.3%
Ginnie Mae, 2.500%, 07/15/54	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.1%
Freddie Mac REMIC Trust - Class ZX, 4.500%, 04/15/41	0.8%
United States Treasury Notes, 4.250%, 06/30/29	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028784
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class I
Trading Symbol	IPIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 2,261,815,576
Holdings Count | Holding	2,122
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,261,815,576 # of Portfolio Holdings2,122 Portfolio Turnover Rate72%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Municipal Bonds	0.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	13.5%
Mutual Funds	14.1%
U.S. Government Agency Obligations	19.9%
Corporate Bonds/Notes	26.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	4.4%
Voya VACS Series EMHCD Fund	4.4%
Voya VACS Series HYB Fund	3.0%
Voya VACS Series EMCD Fund	2.3%
Uniform Mortgage-Backed Securities, 5.000%, 10/01/52	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 08/15/54	1.3%
Ginnie Mae, 2.500%, 07/15/54	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.1%
Freddie Mac REMIC Trust - Class ZX, 4.500%, 04/15/41	0.8%
United States Treasury Notes, 4.250%, 06/30/29	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000028785
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S
Trading Symbol	IPISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 2,261,815,576
Holdings Count | Holding	2,122
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,261,815,576 # of Portfolio Holdings2,122 Portfolio Turnover Rate72%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Municipal Bonds	0.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	13.5%
Mutual Funds	14.1%
U.S. Government Agency Obligations	19.9%
Corporate Bonds/Notes	26.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	4.4%
Voya VACS Series EMHCD Fund	4.4%
Voya VACS Series HYB Fund	3.0%
Voya VACS Series EMCD Fund	2.3%
Uniform Mortgage-Backed Securities, 5.000%, 10/01/52	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 08/15/54	1.3%
Ginnie Mae, 2.500%, 07/15/54	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.1%
Freddie Mac REMIC Trust - Class ZX, 4.500%, 04/15/41	0.8%
United States Treasury Notes, 4.250%, 06/30/29	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
C000074893
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Portfolio
Class Name	Class S2
Trading Symbol	IIBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.
Additional Information Phone Number	1-800-992-0180
Additional Information Website	https://individuals.voya.com/product/mutual-fund/prospectuses-reports
Expenses [Text Block]

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 2,261,815,576
Holdings Count | Holding	2,122
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,261,815,576 # of Portfolio Holdings2,122 Portfolio Turnover Rate72%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Municipal Bonds	0.1%
U.S. Treasury Obligations	3.4%
Commercial Mortgage-Backed Securities	5.2%
Asset-Backed Securities	12.1%
Collateralized Mortgage Obligations	13.5%
Mutual Funds	14.1%
U.S. Government Agency Obligations	19.9%
Corporate Bonds/Notes	26.6%

Largest Holdings [Text Block]

Top 10 Holdings

Voya VACS Series SC Fund	4.4%
Voya VACS Series EMHCD Fund	4.4%
Voya VACS Series HYB Fund	3.0%
Voya VACS Series EMCD Fund	2.3%
Uniform Mortgage-Backed Securities, 5.000%, 10/01/52	1.3%
Uniform Mortgage-Backed Securities, 2.000%, 08/15/54	1.3%
Ginnie Mae, 2.500%, 07/15/54	1.2%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.1%
Freddie Mac REMIC Trust - Class ZX, 4.500%, 04/15/41	0.8%
United States Treasury Notes, 4.250%, 06/30/29	0.7%

Updated Prospectus Phone Number	1-800-992-0180
Updated Prospectus Web Address	https://individuals.voya.com/product/mutual-fund/prospectuses-reports